PENSION AND EMPLOYEE FUTURE BENEFITS - Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined benefit pension plans
Disclosure Of Defined Benefit Plans Expense [Line Items]
Current service costs	$ 3	$ 3	$ 3
Past service costs (recovery)	0	0	(1)
Interest expense	2	2	2
Administrative expenses	1	1	1
Recognized in consolidated statement of income	6	6	5
Remeasurement of the net defined benefit liability:
Return on plan assets	(15)	5	(8)
Actuarial changes arising from changes in demographic assumptions	1	(1)	1
Actuarial changes arising from changes in financial assumptions	25	(9)	7
Experience adjustments	0	1	0
Recognized in consolidated statement of comprehensive income	11	(4)	0
Total	17	2	5
Non-pension benefit plans
Disclosure Of Defined Benefit Plans Expense [Line Items]
Current service costs	1	2	1
Past service costs (recovery)	0	0	0
Interest expense	3	3	3
Administrative expenses	0	0	0
Recognized in consolidated statement of income	4	5	4
Remeasurement of the net defined benefit liability:
Return on plan assets	0	0	0
Actuarial changes arising from changes in demographic assumptions	0	0	(2)
Actuarial changes arising from changes in financial assumptions	3	(4)	3
Experience adjustments	0	(1)	1
Recognized in consolidated statement of comprehensive income	3	(5)	2
Total	$ 7	$ 0	$ 6